Earnings Per Share	3 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

The computation of earnings per share was as follows:

(dollars in millions except earnings per share)	Three Months Ended March 31,
	2016	2015

Numerator (basic and diluted):
Net income attributable to OneMain Holdings, Inc.	$137	$2
Denominator:
Weighted average number of shares outstanding (basic)	134,694,759	115,027,470
Effect of dilutive securities *	212,989	405,185
Weighted average number of shares outstanding (diluted)	134,907,748	115,432,655
Earnings per share:
Basic	$1.02	$0.01
Diluted	$1.01	$0.01

*
We have excluded the following shares in the diluted earnings per share calculation for the three months ended March 31, 2016 and 2015 because these shares would be anti-dilutive, which could impact the earnings per share calculation in the future:

•	579,432 performance shares and 1,011,860 service shares for the three months ended March 31, 2016,; and

•	597,477 performance shares for the three months ended March 31, 2015.

Basic earnings per share is computed by dividing net income or loss by the weighted-average number of shares outstanding during each period. Diluted earnings per share is computed based on the weighted-average number of common shares plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares represent outstanding unvested restricted stock units and restricted stock awards.